Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

October 31, 2018

Dates Covered
Collections Period	10/01/18 - 10/31/18
Interest Accrual Period	10/15/18 - 11/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/18	667,837,654.55	39,395
Yield Supplement Overcollateralization Amount 09/30/18	37,067,068.17	0
Receivables Balance 09/30/18	704,904,722.72	39,395
Principal Payments	26,475,279.05	1,104
Defaulted Receivables	2,516,566.86	123
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/18	35,035,219.89	0
Pool Balance at 10/31/18	640,877,656.92	38,168

Pool Statistics	$ Amount	# of Accounts
Pool Factor	49.28%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	13,229,973.18	739
Past Due 61-90 days	4,253,258.42	232
Past Due 91-120 days	801,112.39	50
Past Due 121+ days	0.00	0
Total	18,284,343.99	1,021

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.71%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.75%
Delinquency Trigger Occurred	NO

Recoveries	1,397,603.39
Aggregate Net Losses/(Gains) - October 2018	1,118,963.47
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.90%
Prior Net Losses Ratio	1.15%
Second Prior Net Losses Ratio	1.49%
Third Prior Net Losses Ratio	1.23%
Four Month Average	1.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.47%

Overcollateralization Target Amount	28,839,494.56
Actual Overcollateralization	28,839,494.56
Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	6.80%
Weighted Average Remaining Term	48.42

Flow of Funds	$ Amount

Collections	30,244,757.52
Investment Earnings on Cash Accounts	50,329.40
Servicing Fee	(587,420.60)
Transfer to Collection Account	0.00
Available Funds	29,707,666.32

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	983,604.81
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	25,746,797.74
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	2,908,442.10

Total Distributions of Available Funds	29,707,666.32

Servicing Fee	587,420.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 10/15/18	637,784,960.10
Principal Paid	25,746,797.74
Note Balance @ 11/15/18	612,038,162.36

Class A-1
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-2a
Note Balance @ 10/15/18	59,934,998.45
Principal Paid	18,742,154.84
Note Balance @ 11/15/18	41,192,843.61
Note Factor @ 11/15/18	11.8882666%

Class A-2b
Note Balance @ 10/15/18	22,399,961.65
Principal Paid	7,004,642.90
Note Balance @ 11/15/18	15,395,318.75
Note Factor @ 11/15/18	11.8882770%

Class A-3
Note Balance @ 10/15/18	426,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	426,000,000.00
Note Factor @ 11/15/18	100.0000000%

Class A-4
Note Balance @ 10/15/18	94,750,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	94,750,000.00
Note Factor @ 11/15/18	100.0000000%

Class B
Note Balance @ 10/15/18	34,700,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	34,700,000.00
Note Factor @ 11/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,052,426.48
Total Principal Paid	25,746,797.74
Total Paid	26,799,224.22

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	74,918.75
Principal Paid	18,742,154.84
Total Paid to A-2a Holders	18,817,073.59

Class A-2b
One-Month Libor	2.27950%
Coupon	2.41950%
Interest Paid	46,669.39
Principal Paid	7,004,642.90
Total Paid to A-2b Holders	7,051,312.29

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8376191
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.4917010
Total Distribution Amount	21.3293201

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2162157
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	54.0899130
Total A-2a Distribution Amount	54.3061287

A-2b Interest Distribution Amount	0.3603814
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	54.0899066
Total A-2b Distribution Amount	54.4502880

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/18	3,213,436.41
Investment Earnings	5,633.72
Investment Earnings Paid	(5,633.72)
Deposit/(Withdrawal)	-
Balance as of 11/15/18	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41